INTANGIBLE ASSETS, NET (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (8,229,006)	$ (2,117,829)
Less: impairment	(14,632,931)
Intangible assets, net	6,916,107	14,252,575
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	1,378,836	1,347,307
License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	28,270,157	5,610,459
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 129,051	$ 9,412,638